Intangible assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Net book value	¥ 12,265	$ 1,880	¥ 3,395	¥ 3,395
Opening net book value	5,482		3,395	3,882
Additions	8,253		3,376	608
Amortization	(1,452)		(1,344)	(1,106)
Exchange differences	(18)		55	11
Closing net book value	12,265	$ 1,880	5,482	3,395
Computer software
Disclosure of detailed information about intangible assets [line items]
Net book value	12,265		5,482	2,887
Opening net book value	5,482		2,887	2,867
Additions	8,253		3,376	608
Amortization	(1,452)		(836)	(599)
Exchange differences	(18)		55	11
Closing net book value	12,265		5,482	2,887
Patented technology
Disclosure of detailed information about intangible assets [line items]
Net book value	0		0	0
Opening net book value	0		0	0
Additions	0		0	0
Amortization	0		0	0
Exchange differences	0		0	0
Closing net book value	0		0	0
Others
Disclosure of detailed information about intangible assets [line items]
Net book value	0		0	508
Opening net book value	0		508	1,015
Additions	0		0	0
Amortization	0		(508)	(507)
Exchange differences	0		0	0
Closing net book value	0		0	508
Cost
Disclosure of detailed information about intangible assets [line items]
Net book value	18,058		9,939	6,460
Opening net book value	9,939		6,460	5,823
Closing net book value	18,058		9,939	6,460
Cost | Computer software
Disclosure of detailed information about intangible assets [line items]
Net book value	15,798		7,679	4,200
Opening net book value	7,679		4,200	3,563
Closing net book value	15,798		7,679	4,200
Cost | Patented technology
Disclosure of detailed information about intangible assets [line items]
Net book value	230		230	230
Opening net book value	230		230	230
Closing net book value	230		230	230
Cost | Others
Disclosure of detailed information about intangible assets [line items]
Net book value	2,030		2,030	2,030
Opening net book value	2,030		2,030	2,030
Closing net book value	2,030		2,030	2,030
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Net book value	(5,793)		(4,457)	(3,065)
Opening net book value	(4,457)		(3,065)	(1,941)
Closing net book value	(5,793)		(4,457)	(3,065)
Accumulated amortization and impairment | Computer software
Disclosure of detailed information about intangible assets [line items]
Net book value	(3,533)		(2,197)	(1,313)
Opening net book value	(2,197)		(1,313)	(696)
Closing net book value	(3,533)		(2,197)	(1,313)
Accumulated amortization and impairment | Patented technology
Disclosure of detailed information about intangible assets [line items]
Net book value	(230)		(230)	(230)
Opening net book value	(230)		(230)	(230)
Closing net book value	(230)		(230)	(230)
Accumulated amortization and impairment | Others
Disclosure of detailed information about intangible assets [line items]
Net book value	(2,030)		(2,030)	(1,522)
Opening net book value	(2,030)		(1,522)	(1,015)
Closing net book value	¥ (2,030)		¥ (2,030)	¥ (1,522)